Embark Commodity Strategy Fund Annual Fund Operating Expenses - Embark Commodity Strategy Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Retirement Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.71%	[1]
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.79%	[1]

[1]	The Advisor has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.71% and 0.79% for the Retirement Class and Institutional Class, respectively, through February 28, 2027. Only the Fund’s Board of Trustees may modify or terminate this agreement.